Intangible assets - Other intangible assets	12 Months Ended
Dec. 31, 2017
Intangible assets - Other intangible assets
Intangible assets - Other intangible assets

17.  Intangible assets - Other intangible assets

a)   Changes

The changes in Other intangible assets in the consolidated balance sheet were as follows:

Intangible Assets
with Finite Useful Life

Cost:
Balances at January 1, 2016	6,248
Additions	2,001
Disposals	(30)
Balances at December 31, 2016	8,219
Additions	2,712
Disposals	(142)
Balances at December 31, 2017	10,789

Accumulated amortization and impairment:
Balances at January 1, 2016	(3,105)
Additions	(1,105)
Disposals	29
Balances at December 31, 2016	(4,181)
Additions	(1,523)
Disposals	141
Balances at December 31, 2017	(5,563)
Balances at December 31, 2016	4,038
Balances at December 31, 2017	5,226

b)   Breakdown

The breakdown of Other intangible assets in the consolidated balance sheet is as follows:

	Estimated		Accumulated	Impairment	Carrying
	Useful Life	Cost	Amortization	Losses	Amount
IT developments	3 years	8,132	(4,175)	—	3,957
Others	10 years	87	(6)	—	81
Balances at December 31, 2016		8,219	(4,181)	—	4,038

IT developments	3 years	10,702	(5,548)	—	5,154
Others	10 years	87	(15)	—	72
Balances at December 31, 2017		10,789	(5,563)	—	5,226

As of December 31, 2016 and 2017, there are no intangible assets with restricted title or intangible assets pledged as security for liabilities.